Summary of Significant Accounting Policies - Advertising Costs (Details) - USD ($)	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 27, 2016	Dec. 27, 2014
Entity Information [Line Items]
Advertising expense	$ 3,800,000
Production costs	$ 1,200,000			$ 0
(Predecessor)
Entity Information [Line Items]
Advertising expense		$ 23,000,000	$ 26,600,000	$ 27,800,000	$ 27,700,000